Shareholder Report, Holdings (Details)	Aug. 31, 2025
Advent Convertible Bond ETF | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advent Convertible Bond ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advent Convertible Bond ETF | Workiva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advent Convertible Bond ETF | Shift4 Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advent Convertible Bond ETF | Penn Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advent Convertible Bond ETF | NCL Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advent Convertible Bond ETF | DraftKings Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advent Convertible Bond ETF | Rivian Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advent Convertible Bond ETF | Progress Software Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advent Convertible Bond ETF | Marriott Vacations Worldwide Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advent Convertible Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%
Advent Convertible Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Advent Convertible Bond ETF | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF | Cash & Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Advent Convertible Bond ETF | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.37%
First Eagle Global Equity ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
First Eagle Global Equity ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
First Eagle Global Equity ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Eagle Global Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Eagle Global Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
First Eagle Global Equity ETF | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
First Eagle Global Equity ETF | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Global Equity ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Global Equity ETF | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Global Equity ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
First Eagle Global Equity ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
First Eagle Global Equity ETF | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
First Eagle Global Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
First Eagle Global Equity ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
First Eagle Global Equity ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
First Eagle Global Equity ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
First Eagle Global Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
First Eagle Global Equity ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
First Eagle Global Equity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Overseas Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
First Eagle Overseas Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
First Eagle Overseas Equity ETF | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
First Eagle Overseas Equity ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
First Eagle Overseas Equity ETF | Imperial Oil Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
First Eagle Overseas Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
First Eagle Overseas Equity ETF | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Overseas Equity ETF | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Overseas Equity ETF | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Overseas Equity ETF | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Overseas Equity ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
First Eagle Overseas Equity ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
First Eagle Overseas Equity ETF | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
First Eagle Overseas Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
First Eagle Overseas Equity ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
First Eagle Overseas Equity ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
First Eagle Overseas Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
First Eagle Overseas Equity ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
First Eagle Overseas Equity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
First Eagle Overseas Equity ETF | Real Estate_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Longview Advantage ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Longview Advantage ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Longview Advantage ETF | Dimensional US Core Equity 2 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Longview Advantage ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Longview Advantage ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Longview Advantage ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Longview Advantage ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Longview Advantage ETF | Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Longview Advantage ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Longview Advantage ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Longview Advantage ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Longview Advantage ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Longview Advantage ETF | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Longview Advantage ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Longview Advantage ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Longview Advantage ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Longview Advantage ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Longview Advantage ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Longview Advantage ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Longview Advantage ETF | Communication Services_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
Institutional Class | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Japanese Yen/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class | New Zealand Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | US Dollar/Norwegian Krone Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Mexican Peso/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | US Dollar/Swedish Krona Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | British Pound/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Swiss Franc/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Institutional Class | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Institutional Class | OneMain Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Acadia Healthcare Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | American Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Owens-Brockway Glass Container, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Nexstar Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Travel + Leisure Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | PRA Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | Penn Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Alphatec Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Amentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Mirum Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Extreme Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Institutional Class | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Torray Equity Income Fund | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Torray Equity Income Fund | CNA Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Torray Equity Income Fund | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Torray Equity Income Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Equity Income Fund | Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Equity Income Fund | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Equity Income Fund | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Torray Equity Income Fund | Hewlett Packard Enterprise Co., Series C Conv Pfd., 7.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Torray Equity Income Fund | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Torray Equity Income Fund | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Torray Equity Income Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Torray Equity Income Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Torray Equity Income Fund | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Torray Equity Income Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Torray Equity Income Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Torray Equity Income Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Torray Equity Income Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Torray Equity Income Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Torray Equity Income Fund | Real Estate_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Torray Equity Income Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tweedy, Browne Insider + Value ETF | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tweedy, Browne Insider + Value ETF | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tweedy, Browne Insider + Value ETF | Dundee Precious Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tweedy, Browne Insider + Value ETF | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tweedy, Browne Insider + Value ETF | Burberry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tweedy, Browne Insider + Value ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Tweedy, Browne Insider + Value ETF | HCI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF | Hyundai Glovis Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | KT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Tweedy, Browne Insider + Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Tweedy, Browne Insider + Value ETF | Health Care_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Tweedy, Browne Insider + Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Tweedy, Browne Insider + Value ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Tweedy, Browne Insider + Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Tweedy, Browne Insider + Value ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Tweedy, Browne Insider + Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Tweedy, Browne Insider + Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Tweedy, Browne Insider + Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Twin Oak Endure ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Twin Oak Endure ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Twin Oak Endure ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Twin Oak Endure ETF | Snowflake, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Twin Oak Endure ETF | Maplebear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Twin Oak Endure ETF | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Twin Oak Endure ETF | Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Twin Oak Endure ETF | DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Twin Oak Endure ETF | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Twin Oak Endure ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Twin Oak Endure ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Twin Oak Endure ETF | ETF Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Twin Oak Endure ETF | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Twin Oak Endure ETF | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Twin Oak Endure ETF | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Twin Oak Endure ETF | Health Care and Social Assistance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Twin Oak Endure ETF | Retail Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Twin Oak Endure ETF | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%